Schedule of Reconciliation of Statutory Federal Income Tax Rate (Details) (Parenthetical)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Non deductible other expenses penalities percentage	50.00%	50.00%